Loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share Details [Abstract]
Net loss attributed to shareholders	$ (8,535)	$ (13,680)	$ (17,887)
Weighted average number of basic fully common shares (in 000s)	24,094	24,400	24,853
Basic loss per share	$ (0.35)	$ (0.56)	$ (0.72)
Diluted loss per share	$ (0.35)	$ (0.56)	$ (0.72)